8. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Components of income tax expense (benefit)
(Dollars in thousands)
	2018	2017	2016
Current expense	$2,546	1,827	1,464
Deferred income tax expense	78	2,120	1,097
Total income tax	$2,624	3,947	2,561

Schedule of effective income Tax rate reconciliation
(Dollars in thousands)
	2018	2017	2016
Tax expense at statutory rate (21% in 2018)	$3,361	4,833	3,991
State income tax, net of federal income tax effect	358	307	339
Tax-exempt interest income	(990)	(1,594)	(1,681)
Increase in cash surrender value of life insurance	(81)	(136)	(138)
Nondeductible interest and other expense	23	46	78
Impact of TCJA	—	588	—
Other	(47)	(97)	(28)
Total	$2,624	3,947	2,561

Schedule of deferred tax assets and liabilities
(Dollars in thousands)
	2018	2017
Deferred tax assets:
Allowance for loan losses	$1,481	1,463
Accrued retirement expense	1,119	1,073
Federal credit carryforward	—	88
Restricted stock	262	243
Accrued bonuses	211	171
Interest income on nonaccrual loans	1	5
Other than temporary impairment	—	9
Total gross deferred tax assets	3,074	3,052

Deferred tax liabilities:
Deferred loan fees	379	365
Accumulated depreciation	610	498
Prepaid expenses	10	14
Other	5	28
Unrealized gain on available for sale securities	294	1,072
Total gross deferred tax liabilities	1,298	1,977

Net deferred tax asset	$1,776	1,075